Document and Entity Information	0 Months Ended
Apr. 26, 2012
Risk/Return:
Document Type	497
Document Period End Date	Apr. 26, 2012
Registrant Name	First Investors Life Series Funds
Central Index Key	0000770906
Amendment Flag	false
Document Creation Date	Mar. 08, 2013
Document Effective Date	May 01, 2012
Prospectus Date	May 01, 2012